Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Geneva SMID Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	GCSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Geneva SMID Cap Growth Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.genevacap.com/mutualfund. You can also request this information by contacting us at 1-855-213-2973.
Additional Information Phone Number	1-855-213-2973
Additional Information Website	https://www.genevacap.com/mutualfund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
The Geneva SMID Growth Fund outperformed the Russell 2500 Growth Index for the one-year period ended 8/31/24. The outperformance was driven by strong stock selection. Equity markets were strong but volatile during the period, especially the last few months of the period as market participants were trying to piece through the US economic data to better understand when the Federal Reserve will begin cutting interest rates and by what magnitude. The US economy held up better than expected for most of the period but entering the third quarter of 2024 the data began to weaken.
At the industry level the greatest contributors to performance were industrials, basic materials and energy which added 8.04%, 1.77% and 0.75%, respectively. The strong performance in industrials was the result of very strong stock selection and an average 12.5% overweight to the industry. Contributing to performance at the stock level were Fair Isaac Corp, Axon Enterprise and Monolithic Power systems, which were up 91.3%, 71.4% and 80.6% respectively. Detracting from performance at the industry level were healthcare, consumer discretionary and real estate which detracted 4.91%, 0.67% and 0.55%, respectively. The weakness in the healthcare industry was primarily the result of our underweight position in the biotechnology space which was up 23.1% and cost the strategy 2.84% in relative performance. Detracting from performance were Paycom Software, DoubeVerify Holdings and Fox Factory Holding, which were down 38.1%, 48.0% and 40.2%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/03/2021)
Institutional Class (without sales charge)	19.01	0.47
S&P 500 TR	27.14	9.29
Russell 2500 Growth Total Return	15.77	-3.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.genevacap.com/mutualfund for more recent performance information. Visit https://www.genevacap.com/mutualfund for more recent performance information.
Net Assets	$ 35,276,562
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ (66,432)
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$35,276,562
Number of Holdings	36
Net Advisory Fee (Reimbursement)	-$66,432
Portfolio Turnover	17%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Axon Enterprise, Inc.	5.5%
Exponent, Inc.	4.5%
Copart, Inc.	4.4%
ExlService Holdings, Inc.	4.2%
Tyler Technologies, Inc.	4.2%
Fair Isaac Corp.	4.0%
Monolithic Power Systems, Inc.	3.7%
RBC Bearings, Inc.	3.6%
AAON, Inc.	3.5%
Watsco, Inc.	3.5%

Industry	(% of net assets)
Software	10.1%
Professional Business Support Services	8.2%
Building Climate Control	7.0%
Consumer Services Misc.	6.3%
Defense	5.5%
Medical Equipment	4.7%
Engineering and Contracting Services	4.5%
Production Technology Equipment	3.8%
Semiconductors	3.7%
Cash & Other	46.2%

Updated Prospectus Web Address	https://www.genevacap.com/mutualfund